Legal Proceedings (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 30, 2012	Dec. 30, 2012
Levaquin [Member]
Legal Proceeding (Textuals) [Abstract]
Product Liability Contingency Number Of Claimants	2,100
ASR [Member]
Legal Proceeding (Textuals) [Abstract]
Product Liability Contingency Number Of Claimants	10,750
Pinnacle Acetabular Cup System [Member]
Legal Proceeding (Textuals) [Abstract]
Product Liability Contingency Number Of Claimants	3,300
Risperdal [Member]
Legal Proceeding (Textuals) [Abstract]
Product Liability Contingency Number Of Claimants	425
Pelvic Meshes [Member]
Legal Proceeding (Textuals) [Abstract]
Product Liability Contingency Number Of Claimants	4,000
Duragesic [Member]
Legal Proceeding (Textuals) [Abstract]
Product Liability Contingency Number Of Claimants	30
Topamax [Member]
Legal Proceeding (Textuals) [Abstract]
Product Liability Contingency Number Of Claimants	75
Pending Litigation [Member] | Restitution [Member]
Legal Proceeding (Textuals) [Abstract]
Litigation Settlement, Amount		$ 45.0
Pending Litigation [Member] | Civil penalties [Member]
Legal Proceeding (Textuals) [Abstract]
Litigation Settlement, Amount		6.5
Pending Litigation [Member] | Risperdal [Member] | Civil penalties [Member]
Legal Proceeding (Textuals) [Abstract]
Litigation Settlement, Amount		327.1
Saffran [Member] | Pending Litigation [Member]
Legal Proceeding (Textuals) [Abstract]
Litigation Settlement, Amount		482.0
Verdict Against Company	593
Litigation Settlement Pre Judgment Interest		111
Risperdal [Member]
Legal Proceeding (Textuals) [Abstract]
Loss Contingency Accrual, at Carrying Value	181	181
Risperdal [Member] | Pending Litigation [Member]
Legal Proceeding (Textuals) [Abstract]
Litigation Settlement, Amount		1,200.0
alleged consumer fraud [Member] | Pending Litigation [Member]
Legal Proceeding (Textuals) [Abstract]
Litigation Settlement, Amount		0
medicare fraud [Member] | Pending Litigation [Member]
Legal Proceeding (Textuals) [Abstract]
Litigation Settlement, Amount		257.7
Professional Fees [Member] | Risperdal [Member] | Pending Litigation [Member]
Legal Proceeding (Textuals) [Abstract]
Litigation Settlement, Amount		180.0
Professional Fees [Member] | medicare fraud [Member] | Pending Litigation [Member]
Legal Proceeding (Textuals) [Abstract]
Litigation Settlement, Amount		$ 73.0